Financial risk management - Summary of Exposure to Various Currencies Denominated in Foreign Currency (Details) ₺ in Thousands, € in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 TRY (₺)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 TRY (₺)	Dec. 31, 2018 USD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 451,962				$ 177,742				$ 286,312
Marketable securities	194				3,828
Accounts receivable and other	73,216				79,138
Accounts payable and accrued liabilities	(179,372)				(139,104)
Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents		$ 147,877				$ 10,204
Marketable securities		252				4,971
Accounts receivable and other		13,154				13,010
Accounts payable and accrued liabilities		(66,387)				(59,583)
Other non-current liability		(72)				(1,520)
Net assets	74,459	$ 94,824			(25,259)	$ (32,918)
Currency risk | Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | €			€ 7,186				€ 10,692
Marketable securities | €			0				0
Accounts receivable and other | €			36,982				8,631
Accounts payable and accrued liabilities | €			(41,299)				(47,361)
Other non-current liability | €			(14,219)				(11,497)
Net assets	(13,909)		€ (11,350)		(44,213)		€ (39,535)
Currency risk | Turkish lira
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents | ₺				₺ 3,675				₺ 9,930
Marketable securities | ₺				0				0
Accounts receivable and other | ₺				52,354				8,923
Accounts payable and accrued liabilities | ₺				(418,674)				(109,765)
Other non-current liability | ₺				(31,043)				0
Net assets	(53,632)			₺ (393,688)	(14,801)			₺ (90,912)
Currency risk | Other Foreign Currency
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net assets	$ 6,420				$ 2,947